Financial Instruments - Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values (Detail) - USD ($)	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Aug. 31, 2017	May 31, 2016	Oct. 31, 2015	Nov. 16, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 3,281,713,000		$ 3,045,195,000
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate	7.625%
Senior Notes | 8.75% Senior Notes Due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate	8.75%						8.75%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate	8.875%					8.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate	7.875%				7.875%
Senior Notes | 7.625% Senior Notes Due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate	7.625%			7.625%
Senior Notes | 8.500% Senior Secured Notes Due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate	8.50%	8.50%
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 3,049,174,000		3,057,274,000
Estimated Fair Value	3,042,433,000		2,889,616,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.75% Senior Notes Due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	454,299,000		679,299,000
Estimated Fair Value	455,253,000		643,568,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	270,000,000		270,000,000
Estimated Fair Value	267,975,000		257,073,000
Fair Value, Inputs, Level 2 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	900,000,000		900,000,000
Estimated Fair Value	909,000,000		855,000,000
Fair Value, Inputs, Level 2 | Senior Notes | 7.625% Senior Notes Due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	400,000,000		400,000,000
Estimated Fair Value	378,040,000		326,000,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.500% Senior Secured Notes Due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	225,000,000		0
Estimated Fair Value	232,290,000		0
Fair Value, Inputs, Level 2 | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	799,875,000		807,975,000
Estimated Fair Value	$ 799,875,000		$ 807,975,000